STOCK BASED COMPENSATION - Summary the key assumptions used in the valuation of performance-based stock awards (Details)	3 Months Ended
Sep. 30, 2025 $ / shares
FAIR VALUE MEASUREMENTS
Share-Based Payment Arrangement, Valuation Technique [Extensible Enumeration]	us-gaap:MonteCarloModelMember
Expected volatility	140.60%
Risk-free interest rate	3.50%
Expected term	3 years
Expected dividend yield	0.00%
Tranche 1
FAIR VALUE MEASUREMENTS
Market price of public shares (in Dollars per share)	$ 0.66
Tranche 2
FAIR VALUE MEASUREMENTS
Market price of public shares (in Dollars per share)	0.65
Tranche 3
FAIR VALUE MEASUREMENTS
Market price of public shares (in Dollars per share)	0.64
Tranche 4
FAIR VALUE MEASUREMENTS
Market price of public shares (in Dollars per share)	0.63
Tranche 5
FAIR VALUE MEASUREMENTS
Market price of public shares (in Dollars per share)	$ 0.62